Share-Based Compensation - Summary of Phantom Share Activity (Detail) (Dean Foods' Investment [Member], Phantom Shares [Member], USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Dean Foods' Investment [Member] | Phantom Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance	397,618		255,544
Granted			243,775
Converted/paid	(155,398)		(80,911)
Forfeited	(7,442)		(27,844)
Transferred	2,566	[1]	7,054	[1]
Outstanding ending balance	237,344		397,618
Outstanding Weighted average exercise price, beginning balance	$ 11.43		$ 10.34
Granted, Weighted average exercise price			$ 12.13
Converted/paid, Weighted average exercise price	$ 11.10		$ 10.35
Forfeited, Weighted average exercise price	$ 11.45		$ 10.75
Transferred, Weighted average exercise price	$ 11.90	[1]	$ 11.64	[1]
Outstanding, Weighted average exercise price, ending balance	$ 11.65		$ 11.43

[1]	Transferred phantom shares are attributable to employees that transferred to or from other Dean Foods' divisions.